Cash and Cash Equivalents (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash uninsured by FDIC	$ 10,000,600		$ 10,000,600		$ 11,303,600	$ 10,589,700
Interest income	$ 93,000	$ 115,000	$ 192,000	$ 227,000	$ 447,500	$ 304,800